UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Michael W. Stockton

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
January 31, 2015
unaudited
Common stocks 57.58% Health care 11.04%	Shares	Value (000)
Novartis AG1	1,699,550	$165,710
Amgen Inc.	816,824	124,370
Gilead Sciences, Inc.[2]	934,704	97,985
AbbVie Inc.	1,048,800	63,295
Thermo Fisher Scientific Inc.	485,200	60,752
Stryker Corp.	526,100	47,901
Bayer AG1	249,110	35,996
Hologic, Inc.[2]	871,995	26,478
Medtronic PLC	360,000	25,704
Teva Pharmaceutical Industries Ltd. (ADR)	360,000	20,470
Roche Holding AG1	75,610	20,426
Alexion Pharmaceuticals, Inc.[2]	108,600	19,900
GlaxoSmithKline PLC[1]	886,100	19,504
ResMed Inc.	312,200	19,503
Sonic Healthcare Ltd.[1]	1,099,400	16,051
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	360,000	12,491
UnitedHealth Group Inc.	70,900	7,533
		784,069
Financials 7.83%
HCP, Inc.	1,135,000	53,674
Ventas, Inc.	659,000	52,595
UBS Group AG1,2	2,829,000	47,417
Prudential PLC[1]	1,945,600	47,326
Crown Castle International Corp.	540,777	46,783
AIA Group Ltd.[1]	6,434,800	37,237
Barclays PLC[1]	10,230,000	35,953
RSA Insurance Group PLC[1,2]	3,980,232	27,191
Link Real Estate Investment Trust[1]	3,844,500	25,953
Société Générale[1]	530,000	21,418
Credit Suisse Group AG1	1,012,308	21,311
Citigroup Inc.	425,000	19,954
Progressive Corp.	758,300	19,678
CIT Group Inc.	405,500	17,769
Legal & General Group PLC[1]	3,557,086	14,329
Bank of Ireland[1,2]	44,427,078	13,394
HDFC Bank Ltd.[1]	760,000	13,144
CME Group Inc., Class A	137,000	11,686
Sun Hung Kai Properties Ltd.[1]	622,916	10,115
American International Group, Inc.	196,000	9,579
Commerzbank AG, non-registered shares[1,2]	791,176	9,525
		556,031
Consumer discretionary 6.26%
Hasbro, Inc.	790,000	43,387
Barratt Developments PLC[1]	6,091,985	41,996
General Motors Co.	1,250,000	40,775
American Funds Global Balanced Fund — Page 1 of 15

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Kering SA1	153,764	$31,132
DIRECTV[2]	320,000	27,289
Netflix, Inc.[2]	58,200	25,713
SJM Holdings Ltd.[1]	16,596,000	24,101
Numericable Group SA, non-registered shares[1,2]	410,128	21,384
Home Depot, Inc.	190,700	19,913
Mahindra & Mahindra Ltd.[1]	878,000	17,915
Inchcape PLC[1]	1,642,740	17,182
Galaxy Entertainment Group Ltd.[1]	3,245,000	16,977
Johnson Controls, Inc.	349,600	16,246
Altice SA1,2	179,937	15,054
Whitbread PLC[1]	177,844	13,388
Rightmove PLC[1]	378,100	13,228
William Hill PLC[1]	1,987,844	11,276
Daily Mail and General Trust PLC, Class A, nonvoting[1]	860,000	11,131
ProSiebenSat.1 Media AG1	236,486	10,506
Kingfisher PLC[1]	1,843,740	9,507
MGM Resorts International[2]	460,000	8,961
Bayerische Motoren Werke AG1	68,570	8,008
		445,069
Consumer staples 6.07%
Altria Group, Inc.	2,262,200	120,123
Philip Morris International Inc.	1,223,300	98,157
Imperial Tobacco Group PLC[1]	1,502,000	70,560
Nestlé SA1	819,000	62,733
Reynolds American Inc.	408,000	27,724
British American Tobacco PLC[1]	415,950	23,418
Kraft Foods Group, Inc.	175,700	11,480
Danone SA1	131,478	8,839
Japan Tobacco Inc.[1]	295,500	8,029
		431,063
Utilities 5.41%
SSE PLC[1]	4,059,177	98,291
National Grid PLC[1]	4,875,296	68,568
Duke Energy Corp.	526,000	45,836
Dominion Resources, Inc.	530,000	40,752
Fortum Oyj[1]	1,484,151	31,632
Exelon Corp.	765,139	27,576
EDP - Energias de Portugal, SA1	6,651,000	25,298
CMS Energy Corp.	371,000	13,998
GDF SUEZ[1]	554,010	12,324
Sempra Energy	109,000	12,199
Glow Energy PCL[1]	2,862,000	7,956
		384,430
Industrials 5.10%
General Dynamics Corp.	583,400	77,715
Andritz AG1	751,300	40,665
easyJet PLC[1]	1,139,442	31,916
Nielsen NV	536,798	23,383
Industries Qatar QSC[1]	503,000	20,513
Kühne + Nagel International AG1	135,000	18,577
Norfolk Southern Corp.	181,000	18,457
American Funds Global Balanced Fund — Page 2 of 15

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Jardine Matheson Holdings Ltd.[1]	282,800	$18,046
BAE Systems PLC[1]	2,277,000	17,366
PACCAR Inc	249,900	15,021
COSCO Pacific Ltd.[1]	9,706,000	14,046
Deutsche Post AG1	390,000	12,674
United Technologies Corp.	104,300	11,971
Lockheed Martin Corp.	60,600	11,415
Rexel SA1	607,932	11,384
ASSA ABLOY AB, Class B1	176,000	9,604
Bunzl PLC[1]	262,100	7,477
Babcock International Group PLC[1]	122,700	1,854
		362,084
Information technology 4.52%
Oracle Corp.	1,610,800	67,476
Google Inc., Class C2	72,855	38,943
Google Inc., Class A2	32,755	17,607
Hewlett-Packard Co.	880,000	31,794
Western Union Co.	1,530,000	26,010
Accenture PLC, Class A	307,000	25,797
Alibaba Group Holding Ltd. (ADR)[2]	226,100	20,141
Samsung Electronics Co. Ltd.[1]	13,190	16,303
Tencent Holdings Ltd.[1]	805,000	13,590
STMicroelectronics NV1	1,612,966	13,465
Avago Technologies Ltd.	114,400	11,770
Keyence Corp.[1]	23,500	10,940
Samsung SDI Co., Ltd.[1]	92,500	10,794
TE Connectivity Ltd.	127,387	8,457
AAC Technologies Holdings Inc.[1]	1,267,500	8,089
		321,176
Telecommunication services 3.45%
Verizon Communications Inc.	2,663,165	121,733
SoftBank Corp.[1]	1,061,268	62,247
Bharti Infratel Ltd.[1]	3,700,000	21,615
OJSC Mobile TeleSystems (ADR)	1,644,331	12,925
CenturyLink, Inc.	279,391	10,385
KDDI Corp.[1]	138,000	9,736
Singapore Telecommunications Ltd.[1]	2,280,000	6,865
		245,506
Energy 2.85%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	1,334,000	40,817
Royal Dutch Shell PLC, Class B1	706,920	22,506
BP PLC[1]	8,529,200	54,913
Eni SpA[1]	1,665,300	28,290
Golar LNG Ltd.	485,000	13,755
Chesapeake Energy Corp.	700,000	13,426
Baker Hughes Inc.	200,000	11,598
Suncor Energy Inc.	349,465	10,423
Tullow Oil PLC[1]	1,248,433	6,842
		202,570
American Funds Global Balanced Fund — Page 3 of 15

unaudited
Common stocks Materials 0.50%	Shares	Value (000)
Amcor Ltd.[1]	2,013,350	$19,882
Celanese Corp., Series A	150,000	8,064
ArcelorMittal[1]	765,000	7,289
		35,235
Miscellaneous 4.55%
Other common stocks in initial period of acquisition		323,357
Total common stocks (cost: $3,542,210,000)		4,090,590
Convertible bonds 0.08% Financials 0.08%	Principal amount (000)
Bank of Ireland 10.00% convertible notes 2016	€4,750	5,833
Total convertible bonds (cost: $6,236,000)		5,833
Bonds, notes & other debt instruments 30.73% Bonds & notes of governments & government agencies outside the U.S. 12.33%
Australian Government, Series 133, 5.50% 2023	A$4,200	4,043
Australian Government, Series 136, 4.75% 2027	4,300	4,120
Bermuda Government 5.603% 2020	$2,900	3,211
Bermuda Government 4.854% 2024[3]	4,775	4,978
Brazil (Federal Republic of) 10.00% 2017	BRL5,100	1,826
Brazil (Federal Republic of) 6.00% 2020[4]	2,532	954
Chilean Government 3.875% 2020	$500	543
Colombia (Republic of), Series B, 5.00% 2018	COP8,410,000	3,457
Colombia (Republic of), Series B, 10.00% 2024	15,360,000	7,815
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	4,300
Colombia (Republic of) Global 7.375% 2019	$1,000	1,184
French Government O.A.T. Eurobond 1.00% 2018	€9,100	10,681
French Government O.A.T. Eurobond 1.75% 2024	7,000	8,812
French Government O.A.T. Eurobond 2.25% 2024	5,550	7,278
French Government O.A.T. Eurobond 3.25% 2045	4,980	8,186
German Government 2.00% 2022	22,370	28,671
German Government 2.50% 2044	6,575	10,499
India (Republic of) 7.28% 2019	INR760,000	12,159
India (Republic of) 8.83% 2023	390,000	6,722
India (Republic of) 9.20% 2030	330,000	6,090
Indonesia (Republic of) 4.875% 2021[3]	$1,500	1,635
Indonesia (Republic of) 3.75% 2022	3,540	3,593
Indonesia (Republic of) 8.375% 2024	IDR102,500,000	8,807
Indonesia (Republic of) 8.375% 2034	139,206,000	12,071
Indonesia (Republic of), Series 71, 9.00% 2029	12,000,000	1,098
Irish Government 4.50% 2020	€5,600	7,625
Irish Government 3.90% 2023	23,480	32,920
Irish Government 3.40% 2024	17,850	24,439
Irish Government 5.40% 2025	2,800	4,441
Irish Government 2.40% 2030	4,800	6,085
Italian Government 5.50% 2022	7,350	10,780
Italian Government 4.75% 2023	5,300	7,553
Italian Government 4.50% 2024	5,100	7,206
Italian Government 3.50% 2030	10,840	14,435
Italian Government 4.75% 2044	4,430	7,158
American Funds Global Balanced Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japanese Government, Series 336, 0.10% 2016	¥155,000	$1,321
Japanese Government, Series 115, 0.20% 2018	2,400,000	20,567
Japanese Government, Series 315, 1.20% 2021	1,230,000	11,232
Japanese Government, Series 17, 0.10% 2023[4]	242,990	2,184
Japanese Government, Series 116, 2.20% 2030	1,030,000	10,693
Japanese Government, Series 36, 2.00% 2042	465,000	4,632
Japanese Government, Series 42, 1.70% 2044	760,000	7,106
Kingdom of Denmark 3.00% 2021	DKr91,250	16,651
Lithuania (Republic of) 6.625% 2022[3]	$1,000	1,247
Malaysian Government, Series 0310, 4.498% 2030	MYR65,850	18,934
Malaysian Government, Series 0413, 3.844% 2033	1,650	430
Morocco Government 4.25% 2022	$2,700	2,838
Morocco Government 4.25% 2022[3]	500	526
Morocco Government 5.50% 2042	3,500	3,940
Netherlands Government 1.00% 2017	1,900	1,914
Netherlands Government Eurobond 4.00% 2019	€8,200	10,920
Netherlands Government Eurobond 2.25% 2022	23,375	30,375
Netherlands Government Eurobond 2.00% 2024	3,000	3,897
Norwegian Government 4.25% 2017	NKr10,450	1,463
Norwegian Government 3.75% 2021	81,100	12,313
Norwegian Government 3.00% 2024	133,800	19,939
Polish Government, Series 1017, 5.25% 2017	PLN19,475	5,777
Polish Government, Series 1020, 5.25% 2020	95,900	30,823
Polish Government, Series 1021, 5.75% 2021	34,950	11,804
Polish Government, Series 0922, 5.75% 2022	19,400	6,695
Queensland Treasury Corp., Series 24, 5.75% 2024	A$8,970	8,690
Russian Federation 6.20% 2018	RUB193,400	2,265
Russian Federation 7.50% 2018	246,700	2,982
Slovenia (Republic of) 4.125% 2019	$1,700	1,809
Slovenia (Republic of) 4.125% 2019[3]	830	883
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR129,525	11,738
South Africa (Republic of), Series R-214, 6.50% 2041	90,450	6,677
Spanish Government 1.40% 2020	€13,000	15,096
Spanish Government 5.40% 2023	16,140	23,923
Spanish Government 2.75% 2024	14,700	18,558
State of Qatar 3.125% 2017[3]	$1,000	1,045
State of Qatar 5.25% 2020	1,300	1,501
State of Qatar 4.50% 2022[3]	1,000	1,136
Swedish Government, Series 1057, 1.50% 2023	SKr185,000	24,241
United Kingdom 1.25% 2018	£1,900	2,913
United Kingdom 1.75% 2019	9,600	14,999
United Kingdom 2.00% 2020	4,950	7,838
United Kingdom 4.75% 2020	25	45
United Kingdom 3.75% 2021	6,250	11,019
United Kingdom 1.75% 2022	7,950	12,469
United Kingdom 2.25% 2023	17,535	28,504
United Kingdom 5.00% 2025	2,500	5,066
United Kingdom 4.75% 2030	3,900	8,370
United Kingdom 4.50% 2034	25	54
United Kingdom 4.75% 2038	465	1,073
United Kingdom 3.25% 2044	8,390	15,925
United Kingdom 4.25% 2046	7,680	17,605
United Mexican States Government 4.00% 2019[4]	MXN100,385	7,358
United Mexican States Government 2.00% 2022[4]	101,970	6,737
United Mexican States Government 4.00% 2040[4]	32,229	2,527
American Funds Global Balanced Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government, Series M, 6.25% 2016	MXN30,000	$2,082
United Mexican States Government, Series M10, 7.75% 2017	105,000	7,741
United Mexican States Government, Series M, 8.00% 2020	70,000	5,410
United Mexican States Government, Series M, 6.50% 2021	418,500	30,405
United Mexican States Government, Series M20, 10.00% 2024	327,700	29,831
United Mexican States Government, Series M30, 10.00% 2036	91,000	9,181
United Mexican States Government Global 3.60% 2025	$3,300	3,415
United Mexican States Government Global, Series A, 3.625% 2022	1,400	1,445
		876,152
U.S. Treasury bonds & notes 9.76% U.S. Treasury 7.72%
U.S. Treasury 7.50% 2016	2,650	2,985
U.S. Treasury 0.875% 2017	28,600	28,769
U.S. Treasury 0.875% 2017	5,250	5,289
U.S. Treasury 1.00% 2017[5]	25,225	25,488
U.S. Treasury 1.25% 2018	23,800	24,025
U.S. Treasury 1.50% 2018	7,900	8,053
U.S. Treasury 3.50% 2018	31,655	34,194
U.S. Treasury 1.50% 2019	17,200	17,462
U.S. Treasury 1.50% 2019	10,100	10,271
U.S. Treasury 1.625% 2019	65,530	66,994
U.S. Treasury 1.625% 2019	26,610	27,187
U.S. Treasury 1.625% 2019	25,200	25,747
U.S. Treasury 1.625% 2019	21,700	22,176
U.S. Treasury 1.75% 2019	10,100	10,371
U.S. Treasury 3.125% 2021	875	966
U.S. Treasury 2.75% 2023	33,750	36,931
U.S. Treasury 2.25% 2024	34,100	35,914
U.S. Treasury 2.375% 2024	20,027	21,298
U.S. Treasury 2.50% 2024	88,950	95,517
U.S. Treasury 6.00% 2026	9,040	12,900
U.S. Treasury 4.625% 2040	2,800	4,118
U.S. Treasury 2.875% 2043	20,950	23,706
U.S. Treasury 3.00% 2044	2,500	2,914
U.S. Treasury 3.625% 2044	3,895	5,051
		548,326
U.S. Treasury inflation-protected securities 2.04%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	32,714	33,330
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,441	3,506
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	10,910	11,323
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	56,102	56,974
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	25,732	27,153
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,569	3,167
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	7,905	9,754
		145,207
Total U.S. Treasury bonds & notes		693,533
Corporate bonds & notes 5.78% Financials 1.76%
American Campus Communities, Inc. 3.75% 2023	2,640	2,734
American Campus Communities, Inc. 4.125% 2024	550	578
American International Group, Inc. 4.125% 2024	4,000	4,403
American Funds Global Balanced Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
AvalonBay Communities, Inc. 2.85% 2023	$450	$453
Aviva PLC, subordinated 6.875% 2058[6]	£2,250	4,473
AXA SA, junior subordinated 5.453% (undated)[6]	640	1,005
Banco de Crédito del Perú 5.375% 2020[3]	$125	138
Bank of America Corp. 4.00% 2024	7,030	7,594
Barclays Bank PLC 10.00% 2021	£2,500	5,152
Barclays Bank PLC 6.625% 2022	€725	1,072
Berkshire Hathaway Inc. 3.00% 2022	$1,775	1,871
BNP Paribas 5.00% 2021	2,050	2,376
CaixaBank, SA 5.00% 2023[6]	€2,800	3,431
Citigroup Inc. 4.45% 2017	$925	980
Citigroup Inc. 2.50% 2018	890	909
Citigroup Inc. 3.75% 2024	2,160	2,280
Corporate Office Properties Trust 3.60% 2023	240	239
Credit Suisse Group AG 3.00% 2021	3,450	3,549
Export-Import Bank of Korea 4.375% 2021	200	227
Goldman Sachs Group, Inc. 2.55% 2019	670	681
Goldman Sachs Group, Inc. 5.25% 2021	900	1,034
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,295
Goldman Sachs Group, Inc. 4.00% 2024	1,405	1,508
Goodman Funding Pty Ltd. 6.00% 2022[3]	7,875	9,257
HSBC Holdings PLC 4.125% 2020[3]	560	620
HSBC Holdings PLC 4.875% 2020	750	843
HSBC Holdings PLC 4.00% 2022	2,440	2,668
HSBC Holdings PLC 6.375% 2022[6]	£50	83
HSBC Holdings PLC 3.375% 2024[6]	€450	544
HSBC Holdings PLC 4.25% 2024	$3,000	3,227
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	2,105
JPMorgan Chase & Co. 3.25% 2022	1,850	1,913
JPMorgan Chase & Co. 3.125% 2025	4,600	4,640
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,473
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,922
Morgan Stanley 1.75% 2016	$4,000	4,029
Morgan Stanley 3.70% 2024	1,860	1,967
Nordea Bank AB 3.125% 2017[3]	2,000	2,079
PNC Financial Services Group, Inc. 2.854% 2022	2,000	2,046
Prologis, Inc. 3.375% 2024	€950	1,247
Prudential Financial, Inc. 2.30% 2018	$10,565	10,826
Rabobank Nederland 3.875% 2023	€2,400	3,159
Rabobank Nederland 4.625% 2023	$1,750	1,922
Select Income REIT 3.60% 2020	610	617
Select Income REIT 4.50% 2025	635	638
WEA Finance LLC 2.70% 2019[3]	1,070	1,092
WEA Finance LLC 3.75% 2024[3]	3,570	3,766
Wells Fargo & Co. 3.30% 2024	6,800	7,119
		124,784
Telecommunication services 0.89%
Altice Finco SA, First Lien, 7.75% 2022[3]	4,500	4,657
AT&T Inc. 6.125% 2015	€400	456
Deutsche Telekom International Finance BV 3.125% 2016[3]	$700	719
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,276
Deutsche Telekom International Finance BV 6.00% 2017	€750	944
France Télécom 5.625% 2018	500	663
American Funds Global Balanced Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
France Télécom 5.375% 2050	£2,000	$4,164
Frontier Communications Corp. 7.625% 2024	$5,500	5,844
MTS International Funding Ltd. 8.625% 2020	4,635	4,480
Numericable Group SA, First Lien, 6.00% 2022[3]	2,325	2,381
Sprint Nextel Corp. 9.125% 2017	5,525	6,071
Sprint Nextel Corp. 11.50% 2021	4,075	4,931
Verizon Communications Inc. 2.625% 2020[3]	1,150	1,165
Verizon Communications Inc. 5.15% 2023	13,865	15,936
Verizon Communications Inc. 3.50% 2024	6,554	6,753
Verizon Communications Inc. 6.55% 2043	827	1,129
Verizon Communications Inc. 4.862% 2046[3]	829	918
Vodafone Group PLC 1.50% 2018	610	608
		63,095
Energy 0.84%
Devon Energy Corp. 3.25% 2022	2,170	2,204
Ecopetrol SA 5.875% 2045	4,500	4,343
Gazprom OJSC 5.875% 2015	€1,950	2,207
Gazprom OJSC 4.95% 2022[3]	$900	710
Gazprom OJSC, Series 9, 6.51% 2022	1,905	1,643
Kinder Morgan Energy Partners, LP 3.50% 2021	850	861
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,345
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,538
Kinder Morgan, Inc. 4.30% 2025	4,400	4,612
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,7]	340	273
Pemex Project Funding Master Trust 5.75% 2018	700	759
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	29
Petrobras International Finance Co. 5.375% 2021	2,283	2,063
Petróleos Mexicanos 3.50% 2018	230	235
Petróleos Mexicanos 8.00% 2019	4,300	5,128
Petróleos Mexicanos 4.875% 2022	3,500	3,659
Petróleos Mexicanos 6.50% 2041	675	759
Petróleos Mexicanos 5.50% 2044[3]	550	556
Petróleos Mexicanos 5.625% 2046[3]	3,070	3,153
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	531	449
Statoil ASA 3.125% 2017	1,460	1,535
Statoil ASA 1.95% 2018	505	515
Statoil ASA 3.25% 2024	4,100	4,317
Statoil ASA 3.70% 2024	1,475	1,608
StatoilHydro ASA 2.45% 2023	1,860	1,865
Total Capital International 2.875% 2022	2,350	2,434
TransCanada PipeLines Ltd. 6.50% 2018	125	144
TransCanada PipeLines Ltd. 7.125% 2019	125	148
Transocean Inc. 5.05% 2016	480	474
Transocean Inc. 2.50% 2017	475	417
Transocean Inc. 6.375% 2021	1,065	882
Transportadora de Gas Peru SA 4.25% 2028[3,7]	1,900	1,854
Tullow Oil PLC 6.00% 2020	2,500	2,125
Williams Partners LP 5.25% 2020	150	164
Williams Partners LP 4.50% 2023	1,500	1,532
		59,540
American Funds Global Balanced Fund — Page 8 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.60%	Principal amount (000)	Value (000)
Baxter International Inc. 1.85% 2018	$1,670	$1,688
Bayer AG 3.375% 2024[3]	3,000	3,203
Becton, Dickinson and Co. 3.734% 2024	2,550	2,727
Gilead Sciences, Inc. 3.70% 2024	2,800	3,057
Gilead Sciences, Inc. 3.50% 2025	4,605	4,959
Medtronic, Inc. 3.50% 2025[3]	12,400	13,193
Novartis Capital Corp. 2.90% 2015	3,050	3,068
Novartis Capital Corp. 3.40% 2024	2,810	3,054
Novartis Securities Investment Ltd. 5.125% 2019	475	544
Pfizer Inc. 2.10% 2019	2,850	2,937
Roche Holdings, Inc. 6.00% 2019[3]	1,620	1,897
Roche Holdings, Inc. 3.35% 2024[3]	2,400	2,583
		42,910
Utilities 0.50%
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,461
CEZ, a s 4.25% 2022[3]	945	1,035
Duke Energy Corp. 3.75% 2024	1,710	1,877
E.ON International Finance BV 5.80% 2018[3]	1,325	1,494
Electricité de France SA 6.00% 2114	£1,400	3,331
Hydro One Inc. 5.49% 2040	C$200	218
MidAmerican Energy Holdings Co. 2.00% 2018	$2,550	2,600
National Grid PLC 6.30% 2016	1,710	1,842
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	197
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,552
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,868
Pacific Gas and Electric Co. 3.75% 2024	9,580	10,413
PacifiCorp., First Mortgage Bonds, 3.60% 2024	725	793
PSEG Power LLC 2.75% 2016	315	325
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,635
		35,641
Consumer discretionary 0.49%
BMW Group 3.875% 2017	€250	303
Comcast Corp. 4.65% 2042	$1,825	2,154
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,946
Li & Fung Ltd. 6.00% (undated)[6]	19,700	20,833
Thomson Reuters Corp. 4.30% 2023	1,950	2,143
Time Warner Inc. 4.75% 2021	1,300	1,463
Viacom Inc. 4.25% 2023	1,335	1,422
Viacom Inc. 3.875% 2024	2,450	2,543
		34,807
Materials 0.34%
ArcelorMittal 10.35% 2019[6]	9,362	11,225
First Quantum Minerals Ltd. 6.75% 2020[3]	7,518	6,428
FMG Resources 8.25% 2019[3]	4,625	4,122
Rio Tinto Finance (USA) Ltd. 2.50% 2016	1,300	1,327
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,107
		24,209
American Funds Global Balanced Fund — Page 9 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.18%	Principal amount (000)	Value (000)
Altria Group, Inc. 2.625% 2020	$1,700	$1,746
Altria Group, Inc. 4.75% 2021	3,300	3,719
ConAgra Foods, Inc. 1.90% 2018	710	711
PepsiCo, Inc. 2.50% 2016	1,000	1,024
Philip Morris International Inc. 1.875% 2019	500	508
Philip Morris International Inc. 2.90% 2021	1,850	1,940
SABMiller Holdings Inc. 2.20% 2018[3]	900	914
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,942
		12,504
Industrials 0.15%
Burlington Northern Santa Fe LLC 3.40% 2024	930	981
ENA Norte Trust 4.95% 2028[3,7]	1,076	1,098
GE Capital European Funding 5.375% 2020	€1,500	2,099
General Electric Capital Corp. 2.30% 2017	$1,135	1,169
General Electric Capital Corp. 3.10% 2023	2,300	2,414
General Electric Capital Corp. 3.45% 2024	1,155	1,242
Red de Carreteras de Occidente 9.00% 2028[7]	MXN18,470	1,208
Volvo Treasury AB 5.00% 2017	€300	375
		10,586
Information technology 0.03%
International Business Machines Corp. 1.25% 2018	$2,350	2,363
Total corporate bonds & notes		410,439
Mortgage-backed obligations 2.86%
Fannie Mae 3.50% 2026[7]	480	511
Fannie Mae 3.50% 2026[7]	246	261
Fannie Mae 3.50% 2026[7]	185	197
Fannie Mae 4.00% 2026[7]	393	420
Fannie Mae 4.00% 2026[7]	308	330
Fannie Mae 2.50% 2028[7]	1,380	1,431
Fannie Mae 2.50% 2028[7]	1,364	1,414
Fannie Mae 2.50% 2028[7]	1,349	1,398
Fannie Mae 2.50% 2028[7]	1,339	1,388
Fannie Mae 2.50% 2028[7]	1,300	1,348
Fannie Mae 2.50% 2028[7]	761	788
Fannie Mae 2.50% 2028[7]	709	735
Fannie Mae 6.00% 2037[7]	341	386
Fannie Mae 4.00% 2041[7]	325	349
Fannie Mae 4.00% 2041[7]	234	250
Fannie Mae 4.00% 2041[7]	204	219
Fannie Mae 4.00% 2041[7]	63	68
Fannie Mae 4.50% 2041[7]	1,029	1,121
Fannie Mae 4.50% 2041[7]	900	981
Fannie Mae 5.00% 2041[7]	6,410	7,165
Fannie Mae 5.00% 2041[7]	1,139	1,282
Fannie Mae 4.00% 2043[7]	3,855	4,220
Fannie Mae 3.50% 2045[7,8]	73,325	77,487
Fannie Mae 4.00% 2045[7,8]	37,800	40,411
Fannie Mae 4.00% 2045[7,8]	17,775	19,041
Fannie Mae 4.50% 2045[7,8]	27,950	30,339
Freddie Mac 5.00% 2041[7]	1,221	1,362
HBOS Treasury Services PLC, Series 17, 4.375% 2016[7]	€1,000	1,200
American Funds Global Balanced Fund — Page 10 of 15

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,7]	$6,350	$6,397
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[3,6,7]	600	645
		203,144
Total bonds, notes & other debt instruments (cost: $2,181,306,000)		2,183,268
Short-term securities 14.58%
ANZ New Zealand (International) Ltd. 0.18% due 2/6/2015[3]	29,500	29,500
Bank of New York Mellon Corp. 0.03% due 2/2/2015[3]	22,200	22,200
Bank of Nova Scotia 0.12% due 2/27/2015[3]	22,800	22,799
Fannie Mae 0.06%–0.16% due 3/16/2015–8/17/2015	155,000	154,944
Federal Home Loan Bank 0.07%–0.10% due 2/4/2015–5/1/2015	479,350	479,323
Freddie Mac 0.09%–0.10% due 2/17/2015–5/22/2015	62,000	61,993
General Electric Co. 0.06% due 2/2/2015	40,000	40,000
KfW 0.15% due 4/16/2015[3]	30,100	30,091
Mizuho Funding LLC 0.21% due 3/17/2015[3]	30,000	29,992
Nordea Bank AB 0.23% due 4/16/2015[3]	20,000	19,993
Private Export Funding Corp. 0.19% due 4/13/2015[3]	40,000	39,988
Sumitomo Mitsui Banking Corp. 0.12% due 2/3/2015[3]	80,300	80,299
Thunder Bay Funding, LLC 0.22% due 4/1/2015[3]	25,000	24,991
Total short-term securities (cost: $1,035,998,000)		1,036,113
Total investment securities 102.97% (cost: $6,765,750,000)		7,315,804
Other assets less liabilities (2.97)%		(210,843)
Net assets 100.00%		$7,104,961
American Funds Global Balanced Fund — Page 11 of 15

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $211,852,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation (depreciation) at 1/31/2015 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
Japanese yen	2/19/2015	HSBC Bank	¥2,615,024	$22,067	$206
Japanese yen	2/23/2015	UBS AG	¥1,719,079	$14,479	163
Japanese yen	2/25/2015	HSBC Bank	¥4,384,767	$37,235	114
Japanese yen	3/3/2015	UBS AG	¥604,462	$5,107	42
Japanese yen	3/4/2015	UBS AG	¥1,163,860	$9,879	36
					$561
Sales:
Australian dollars	2/11/2015	HSBC Bank	$7,715	A$9,600	$247
Brazilian reais	2/9/2015	Citibank	$2,207	BRL6,000	(23)
British pounds	2/9/2015	HSBC Bank	$12,407	£8,150	132
British pounds	2/9/2015	Bank of America, N.A.	$16,560	£10,950	68
British pounds	2/11/2015	Bank of America, N.A.	$7,522	£4,800	293
British pounds	2/25/2015	HSBC Bank	$22,877	£15,100	137
British pounds	2/25/2015	HSBC Bank	$8,501	£5,600	68
British pounds	2/25/2015	Citibank	$8,707	£5,800	(27)
Colombian pesos	2/9/2015	Citibank	$1,544	COP3,802,350	(13)
Colombian pesos	2/23/2015	JPMorgan Chase	$7,096	COP16,891,700	190
Euros	2/25/2015	Bank of New York Mellon	¥2,036,460	€15,500	(173)
Euros	2/27/2015	JPMorgan Chase	$13,296	€11,800	(41)
Euros	3/4/2015	JPMorgan Chase	$9,196	€8,150	(16)
Indonesian rupiah	2/9/2015	JPMorgan Chase	$2,515	IDR32,000,000	(7)
Indonesian rupiah	2/9/2015	JPMorgan Chase	$3,448	IDR43,853,800	(8)
Mexican pesos	3/3/2015	Citibank	$3,309	MXN48,325	91
Mexican pesos	3/4/2015	Bank of America, N.A.	$9,143	MXN133,700	242
Polish zloty	2/23/2015	JPMorgan Chase	$11,310	PLN42,500	(154)
South African rand	2/25/2015	UBS AG	$2,333	ZAR27,100	15
South African rand	3/3/2015	HSBC Bank	$4,949	ZAR57,000	78
Swedish kronor	2/12/2015	Bank of America, N.A.	$2,492	SKr20,000	74
Swedish kronor	2/20/2015	Citibank	$20,845	SKr168,200	514
					$1,687
Forward currency contracts — net					$2,248

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,976,123,000, which represented 27.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $397,978,000, which represented 5.60% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $598,000, which represented .01% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
American Funds Global Balanced Fund — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Balanced Fund — Page 13 of 15

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$513,891	$270,178	$—	$784,069
Financials	231,718	324,313	—	556,031
Consumer discretionary	182,284	262,785	—	445,069
Consumer staples	257,484	173,579	—	431,063
Utilities	140,361	244,069	—	384,430
Industrials	157,962	204,122	—	362,084
Information technology	247,995	73,181	—	321,176
Telecommunication services	145,043	100,463	—	245,506
Energy	49,202	153,368	—	202,570
Materials	8,064	27,171	—	35,235
Miscellaneous	180,464	142,893	—	323,357
Convertible bonds	—	5,833	—	5,833
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	876,152	—	876,152
U.S. Treasury bonds & notes	—	693,533	—	693,533
Corporate bonds & notes	—	410,439	—	410,439
Mortgage-backed obligations	—	203,144	—	203,144
Short-term securities	—	1,036,113	—	1,036,113
Total	$2,114,468	$5,201,336	$—	$7,315,804

American Funds Global Balanced Fund — Page 14 of 15

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$2,710	$—	$2,710
Liabilities:
Unrealized depreciation on forward currency contracts	—	(462)	—	(462)
Total	$—	$2,248	$—	$2,248
*	Securities with a value of $1,720,131,000, which represented 24.21% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$779,379
Gross unrealized depreciation on investment securities	(239,344)
Net unrealized appreciation on investment securities	540,035
Cost of investment securities	6,775,769

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
TBA = To be announced	¥ = Japanese yen
A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
C$ = Canadian dollars	NKr = Norwegian kroner
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
€ = Euros	SKr = Swedish kronor
GBP/£ = British pounds	ZAR = South African rand
IDR = Indonesian rupiah
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0315O-S42134	American Funds Global Balanced Fund — Page 15 of 15

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Global Balanced Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Global Balanced Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2015

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 31, 2015